NOTE 7 - COMMITMENTS & CONTINGENCIES (Tables)	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31, 2013	$34,236
Total	$34,236

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Within one year	$46,887
$46,887